Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Non-Current Assets
22.	OTHER NON-CURRENT ASSETS

	At December 31 2017	At December 31 2016
Sales/indirect taxes recoverable	$62	$105
Water rights (note 7(a))	59	—
Exploration tax credits and mining duties	44	35
Deposits on mining interest expenditures	7	9
Non-current derivative assets not designated cash flow hedges	1	7
Other	16	10

	$189	$166